Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Dividend payables	$ 76		$ 78
Deposit received from customers	5		5
Rental deposit received	0		3
Accruals for operating expenses	803		834
Other tax payables	166		204
Other payables and accrued expenses	$ 1,050		$ 1,124
ZHEJIANG TIANLAN
Other payables and accrued expenses | ¥		¥ 22,371		¥ 23,720
Accrued expenses | ¥		11,089		11,274
Output VAT | ¥		6,587		6,348
Deposits received and temporary receipts | ¥		¥ 4,695		¥ 6,098